Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year	Summary Compensation Table Total for PEO(1) (Karsanbhai)	Summary Compensation Table Total for PEO(1) (Farr)	Compensation Actually Paid to PEO(1)(2) (Karsanbhai)	Compensation Actually Paid to PEO(1)(2) (Farr)	Average Summary Compensation Table Total for non-PEO Named Executive Officers(1)	Average Compensation Actually Paid to non-PEO NEOs (1)(2)	Value of Initial Fixed $100 Investment Based On:		Net Income (millions) (4)	Adj. EPS (5)
							Emerson TSR (3)($)	Peer Group TSR(3) ($)
2024	$20,096,283	N/A	$27,577,252	N/A	$5,932,843	$7,203,594	185.11	210.97	$1,968	$5.49
2023	$18,317,194	N/A	$29,057,107	N/A	$4,795,129	$7,335,684	160.11	146.36	$13,219	$4.44
2022	$15,178,106	N/A	$8,202,846	N/A	$5,294,490	$2,830,506	118.57	114.23	$3,231	$3.64
2021	$15,806,036	$15,066,763	$21,037,695	$30,144,401	$5,524,580	$8,847,430	149.12	134.55	$2,303	$3.01
(1)The principal executive officer (“PEO”) and the non-PEO NEOs for each fiscal year are as follows: 2024 – PEO: S. L. Karsanbhai; NEOs: M. J. Baughman, R. R. Krishnan, M. Tang and M. H. Train; 2023 – PEO: S. L. Karsanbhai; NEOs: M. J. Baughman, R. R. Krishnan, S. Y. Bosco, M. H. Train and F. J. Dellaquila; 2022 – PEO: S. L. Karsanbhai; NEOs: F. J. Dellaquila, R. R. Krishnan, M. J. Bulanda and S. Y. Bosco; 2021 – PEOs: S. L. Karsanbhai and D. N. Farr; NEOs: F. J. Dellaquila, R. R. Krishnan, M. J. Bulanda, J. P. Froedge, and M. H. Train.
(2)In determining the “compensation actually paid” to our NEOs, we are required to make various adjustments to amounts that have been previously reported in the Summary Compensation Table (“SCT”) in previous years, as the SEC’s required valuation methods for this disclosure differ from those required in the SCT. The table below provides the adjustments to the SCT total compensation made to arrive at the compensation actually paid for the PEO and the average for Non-PEO NEOs. The amounts below for performance shares assume that the targeted award is earned, with actual amounts used for the year in which the award vests.

PEO (Karsanbahi)
Year	SCT Total Compensation	Less: Stock Awards column in the SCT	Less: Change in the Pension Value column of SCT	Add: Fair value of unvested stock awards granted in FY, determined at FYE (a)	Change in fair value of outstanding and unvested stock awards granted in prior FYs from prior FYE to applicable FYE (b)	Change in fair value of stock awards granted during prior FYs that vested during the applicable FY, based on change in fair value from prior FY end to vesting date(c)	Add: Dividends paid during applicable FY prior to vesting date (to the extent not otherwise included) (d)	Add: Service cost for pension plans(e)	Add: Prior service cost for pension plans (f)	Compensation Actually Paid
2024	$20,096,283	$(14,027,854)	$(154,000)	$16,176,553	$1,786,478	$3,542,291	$157,500	$—	$—	$27,577,252
2023	$18,317,194	$(12,912,123)	$(11,000)	$14,327,521	$4,325,440	$4,246,211	$763,865	$—	$—	$29,057,107
2022	$15,178,106	$(11,060,131)	$—	$8,038,447	$(3,760,581)	$(568,314)	$375,318	$—	$—	$8,202,846
2021	$15,806,036	$(12,651,359)	$(16,000)	$15,000,973	$1,553,550	$990,662	$353,833	$—	$—	$21,037,695

PEO (Farr)
Year	SCT Total Compensation	Less: Stock Awards column in the SCT	Less: Change in the Pension Value column of SCT	Add: Fair value of unvested stock awards granted in FY, determined at FYE (a)	Change in fair value of outstanding and unvested stock awards granted in prior FYs from prior FYE to applicable FYE (b)	Change in fair value of stock awards granted during prior FYs that vested during the applicable FY, based on change in fair value from prior FY end to vesting date(c)	Add: Dividends paid during applicable FY prior to vesting date (to the extent not otherwise included) (d)	Add: Service cost for pension plans(e)	Add: Prior service cost for pension plans (f)	Compensation Actually Paid
2021	$15,066,763	$(11,599,962)	$—	$15,729,328	$4,512,346	$4,861,164	$992,846	$581,917	$—	$30,144,401

Average for Non-PEO NEOs
Year	SCT Total Compensation	Less: Stock Awards column in the SCT	Less: Change in the Pension Value column of SCT	Add: Fair value of unvested stock awards granted in FY, determined at FYE (a)	Change in fair value of outstanding and unvested stock awards granted in prior FYs from prior FYE to applicable FYE (b)	Change in fair value of stock awards granted during prior FYs that vested during the applicable FY, based on change in fair value from prior FY end to vesting date(c)	Add: Dividends paid during applicable FY prior to vesting date (to the extent not otherwise included) (d)	Add: Service cost for pension plans(e)	Add: Prior service cost for pension plans (f)	Compensation Actually Paid
2024	$5,932,843	$(3,667,261)	$(87,750)	$4,203,287	$298,352	$493,379	$25,725	$5,019	$—	$7,203,594
2023	$4,795,129	$(2,271,575)	$(308,200)	$2,548,659	$787,787	$1,468,230	$232,224	$83,430	$—	$7,335,684
2022	$5,294,490	$(3,015,166)	$(494,250)	$2,191,408	$(1,059,805)	$(466,769)	$223,617	$156,982	$—	$2,830,506
2021	$5,524,580	$(3,920,122)	$(171,200)	$4,955,598	$1,494,446	$647,294	$231,933	$84,902	$—	$8,847,430
(a)    For each fiscal year includes performance share awards granted that year. For fiscal 2021 and fiscal 2022, also includes restricted stock awards granted that year. Fiscal 2024 also includes RSUs and restricted stock awards granted in this year. Amounts are computed in accordance with FASB ASC Topic 718 and do not correspond to the actual value that will be realized.
(b)    For each fiscal year includes change in fair value for performance share awards, restricted stock awards and RSU awards granted in prior fiscal years that remain outstanding and unvested at the end of that year.
(c)    For each fiscal year includes change in fair value for performance shares awards earned for the performance period ending on September 30 of that fiscal year and restricted stock that vested that year, as of the vesting date.
(d)    Includes the value of dividends on restricted stock and dividend equivalents on performance shares and RSUs for each fiscal year prior to the vesting date.
(e)    Includes for each fiscal year, the service cost calculated as the actuarial present value of each NEO’s benefit under pension plans attributable to services rendered during the covered fiscal year.
(f)    Includes for each fiscal year, the prior service cost, calculated as the entire cost of benefits granted (or credit for benefits reduced) in a plan amendment (or initiation) during the covered fiscal year that are attributed by the benefit formula to services rendered in periods prior to the amendment (or initiation).
(3)    For each fiscal year, includes the cumulative TSR of the Company since September 30, 2020 and the S&P 500 Capital Goods Index calculated in a manner consistent with our stock performance graph in our Annual Report to Shareholders, assuming $100 invested on September 30, 2020 in stock or index, including reinvestment of dividends.
(4)    For each fiscal year, consists of net earnings as disclosed in our annual financial statements, which includes the impact of discontinued operations. In 2024, GAAP net income was significantly impacted by increased amortization of intangible expense relating to recent acquisitions. In 2023, the discontinued operations impact included the significant gains from the sale of the Company’s majority interest in its Climate Technologies business and the sale of its InSinkErator business. Earnings from continuing operations for each year were: 2024-$1,618, 2023-$2,254, 2022-$1,886 and 2021-$1,414.
(5)    Adjusted EPS is calculated as described in Appendix E, GAAP to Non-GAAP Reconciliations.
	Relationship between Pay and Performance
Company Selected Measure Name	Adjusted EPS
Named Executive Officers, Footnote	(1)The principal executive officer (“PEO”) and the non-PEO NEOs for each fiscal year are as follows: 2024 – PEO: S. L. Karsanbhai; NEOs: M. J. Baughman, R. R. Krishnan, M. Tang and M. H. Train; 2023 – PEO: S. L. Karsanbhai; NEOs: M. J. Baughman, R. R. Krishnan, S. Y. Bosco, M. H. Train and F. J. Dellaquila; 2022 – PEO: S. L. Karsanbhai; NEOs: F. J. Dellaquila, R. R. Krishnan, M. J. Bulanda and S. Y. Bosco; 2021 – PEOs: S. L. Karsanbhai and D. N. Farr; NEOs: F. J. Dellaquila, R. R. Krishnan, M. J. Bulanda, J. P. Froedge, and M. H. Train.
Adjustment To PEO Compensation, Footnote
(2)In determining the “compensation actually paid” to our NEOs, we are required to make various adjustments to amounts that have been previously reported in the Summary Compensation Table (“SCT”) in previous years, as the SEC’s required valuation methods for this disclosure differ from those required in the SCT. The table below provides the adjustments to the SCT total compensation made to arrive at the compensation actually paid for the PEO and the average for Non-PEO NEOs. The amounts below for performance shares assume that the targeted award is earned, with actual amounts used for the year in which the award vests.

PEO (Karsanbahi)
Year	SCT Total Compensation	Less: Stock Awards column in the SCT	Less: Change in the Pension Value column of SCT	Add: Fair value of unvested stock awards granted in FY, determined at FYE (a)	Change in fair value of outstanding and unvested stock awards granted in prior FYs from prior FYE to applicable FYE (b)	Change in fair value of stock awards granted during prior FYs that vested during the applicable FY, based on change in fair value from prior FY end to vesting date(c)	Add: Dividends paid during applicable FY prior to vesting date (to the extent not otherwise included) (d)	Add: Service cost for pension plans(e)	Add: Prior service cost for pension plans (f)	Compensation Actually Paid
2024	$20,096,283	$(14,027,854)	$(154,000)	$16,176,553	$1,786,478	$3,542,291	$157,500	$—	$—	$27,577,252
2023	$18,317,194	$(12,912,123)	$(11,000)	$14,327,521	$4,325,440	$4,246,211	$763,865	$—	$—	$29,057,107
2022	$15,178,106	$(11,060,131)	$—	$8,038,447	$(3,760,581)	$(568,314)	$375,318	$—	$—	$8,202,846
2021	$15,806,036	$(12,651,359)	$(16,000)	$15,000,973	$1,553,550	$990,662	$353,833	$—	$—	$21,037,695

PEO (Farr)
Year	SCT Total Compensation	Less: Stock Awards column in the SCT	Less: Change in the Pension Value column of SCT	Add: Fair value of unvested stock awards granted in FY, determined at FYE (a)	Change in fair value of outstanding and unvested stock awards granted in prior FYs from prior FYE to applicable FYE (b)	Change in fair value of stock awards granted during prior FYs that vested during the applicable FY, based on change in fair value from prior FY end to vesting date(c)	Add: Dividends paid during applicable FY prior to vesting date (to the extent not otherwise included) (d)	Add: Service cost for pension plans(e)	Add: Prior service cost for pension plans (f)	Compensation Actually Paid
2021	$15,066,763	$(11,599,962)	$—	$15,729,328	$4,512,346	$4,861,164	$992,846	$581,917	$—	$30,144,401

Average for Non-PEO NEOs
Year	SCT Total Compensation	Less: Stock Awards column in the SCT	Less: Change in the Pension Value column of SCT	Add: Fair value of unvested stock awards granted in FY, determined at FYE (a)	Change in fair value of outstanding and unvested stock awards granted in prior FYs from prior FYE to applicable FYE (b)	Change in fair value of stock awards granted during prior FYs that vested during the applicable FY, based on change in fair value from prior FY end to vesting date(c)	Add: Dividends paid during applicable FY prior to vesting date (to the extent not otherwise included) (d)	Add: Service cost for pension plans(e)	Add: Prior service cost for pension plans (f)	Compensation Actually Paid
2024	$5,932,843	$(3,667,261)	$(87,750)	$4,203,287	$298,352	$493,379	$25,725	$5,019	$—	$7,203,594
2023	$4,795,129	$(2,271,575)	$(308,200)	$2,548,659	$787,787	$1,468,230	$232,224	$83,430	$—	$7,335,684
2022	$5,294,490	$(3,015,166)	$(494,250)	$2,191,408	$(1,059,805)	$(466,769)	$223,617	$156,982	$—	$2,830,506
2021	$5,524,580	$(3,920,122)	$(171,200)	$4,955,598	$1,494,446	$647,294	$231,933	$84,902	$—	$8,847,430
(a)    For each fiscal year includes performance share awards granted that year. For fiscal 2021 and fiscal 2022, also includes restricted stock awards granted that year. Fiscal 2024 also includes RSUs and restricted stock awards granted in this year. Amounts are computed in accordance with FASB ASC Topic 718 and do not correspond to the actual value that will be realized.
(b)    For each fiscal year includes change in fair value for performance share awards, restricted stock awards and RSU awards granted in prior fiscal years that remain outstanding and unvested at the end of that year.
(c)    For each fiscal year includes change in fair value for performance shares awards earned for the performance period ending on September 30 of that fiscal year and restricted stock that vested that year, as of the vesting date.
(d)    Includes the value of dividends on restricted stock and dividend equivalents on performance shares and RSUs for each fiscal year prior to the vesting date.
(e)    Includes for each fiscal year, the service cost calculated as the actuarial present value of each NEO’s benefit under pension plans attributable to services rendered during the covered fiscal year.
(f)    Includes for each fiscal year, the prior service cost, calculated as the entire cost of benefits granted (or credit for benefits reduced) in a plan amendment (or initiation) during the covered fiscal year that are attributed by the benefit formula to services rendered in periods prior to the amendment (or initiation).

Non-PEO NEO Average Total Compensation Amount	$ 5,932,843	$ 4,795,129	$ 5,294,490	$ 5,524,580
Non-PEO NEO Average Compensation Actually Paid Amount	$ 7,203,594	7,335,684	2,830,506	8,847,430
Adjustment to Non-PEO NEO Compensation Footnote
(2)In determining the “compensation actually paid” to our NEOs, we are required to make various adjustments to amounts that have been previously reported in the Summary Compensation Table (“SCT”) in previous years, as the SEC’s required valuation methods for this disclosure differ from those required in the SCT. The table below provides the adjustments to the SCT total compensation made to arrive at the compensation actually paid for the PEO and the average for Non-PEO NEOs. The amounts below for performance shares assume that the targeted award is earned, with actual amounts used for the year in which the award vests.

PEO (Karsanbahi)
Year	SCT Total Compensation	Less: Stock Awards column in the SCT	Less: Change in the Pension Value column of SCT	Add: Fair value of unvested stock awards granted in FY, determined at FYE (a)	Change in fair value of outstanding and unvested stock awards granted in prior FYs from prior FYE to applicable FYE (b)	Change in fair value of stock awards granted during prior FYs that vested during the applicable FY, based on change in fair value from prior FY end to vesting date(c)	Add: Dividends paid during applicable FY prior to vesting date (to the extent not otherwise included) (d)	Add: Service cost for pension plans(e)	Add: Prior service cost for pension plans (f)	Compensation Actually Paid
2024	$20,096,283	$(14,027,854)	$(154,000)	$16,176,553	$1,786,478	$3,542,291	$157,500	$—	$—	$27,577,252
2023	$18,317,194	$(12,912,123)	$(11,000)	$14,327,521	$4,325,440	$4,246,211	$763,865	$—	$—	$29,057,107
2022	$15,178,106	$(11,060,131)	$—	$8,038,447	$(3,760,581)	$(568,314)	$375,318	$—	$—	$8,202,846
2021	$15,806,036	$(12,651,359)	$(16,000)	$15,000,973	$1,553,550	$990,662	$353,833	$—	$—	$21,037,695

PEO (Farr)
Year	SCT Total Compensation	Less: Stock Awards column in the SCT	Less: Change in the Pension Value column of SCT	Add: Fair value of unvested stock awards granted in FY, determined at FYE (a)	Change in fair value of outstanding and unvested stock awards granted in prior FYs from prior FYE to applicable FYE (b)	Change in fair value of stock awards granted during prior FYs that vested during the applicable FY, based on change in fair value from prior FY end to vesting date(c)	Add: Dividends paid during applicable FY prior to vesting date (to the extent not otherwise included) (d)	Add: Service cost for pension plans(e)	Add: Prior service cost for pension plans (f)	Compensation Actually Paid
2021	$15,066,763	$(11,599,962)	$—	$15,729,328	$4,512,346	$4,861,164	$992,846	$581,917	$—	$30,144,401

Average for Non-PEO NEOs
Year	SCT Total Compensation	Less: Stock Awards column in the SCT	Less: Change in the Pension Value column of SCT	Add: Fair value of unvested stock awards granted in FY, determined at FYE (a)	Change in fair value of outstanding and unvested stock awards granted in prior FYs from prior FYE to applicable FYE (b)	Change in fair value of stock awards granted during prior FYs that vested during the applicable FY, based on change in fair value from prior FY end to vesting date(c)	Add: Dividends paid during applicable FY prior to vesting date (to the extent not otherwise included) (d)	Add: Service cost for pension plans(e)	Add: Prior service cost for pension plans (f)	Compensation Actually Paid
2024	$5,932,843	$(3,667,261)	$(87,750)	$4,203,287	$298,352	$493,379	$25,725	$5,019	$—	$7,203,594
2023	$4,795,129	$(2,271,575)	$(308,200)	$2,548,659	$787,787	$1,468,230	$232,224	$83,430	$—	$7,335,684
2022	$5,294,490	$(3,015,166)	$(494,250)	$2,191,408	$(1,059,805)	$(466,769)	$223,617	$156,982	$—	$2,830,506
2021	$5,524,580	$(3,920,122)	$(171,200)	$4,955,598	$1,494,446	$647,294	$231,933	$84,902	$—	$8,847,430
(a)    For each fiscal year includes performance share awards granted that year. For fiscal 2021 and fiscal 2022, also includes restricted stock awards granted that year. Fiscal 2024 also includes RSUs and restricted stock awards granted in this year. Amounts are computed in accordance with FASB ASC Topic 718 and do not correspond to the actual value that will be realized.
(b)    For each fiscal year includes change in fair value for performance share awards, restricted stock awards and RSU awards granted in prior fiscal years that remain outstanding and unvested at the end of that year.
(c)    For each fiscal year includes change in fair value for performance shares awards earned for the performance period ending on September 30 of that fiscal year and restricted stock that vested that year, as of the vesting date.
(d)    Includes the value of dividends on restricted stock and dividend equivalents on performance shares and RSUs for each fiscal year prior to the vesting date.
(e)    Includes for each fiscal year, the service cost calculated as the actuarial present value of each NEO’s benefit under pension plans attributable to services rendered during the covered fiscal year.
(f)    Includes for each fiscal year, the prior service cost, calculated as the entire cost of benefits granted (or credit for benefits reduced) in a plan amendment (or initiation) during the covered fiscal year that are attributed by the benefit formula to services rendered in periods prior to the amendment (or initiation).

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table

Performance Measures
Adjusted EPS
Cumulative free cash flow
Operating cash flow

Total Shareholder Return Amount	$ 185.11	160.11	118.57	149.12
Peer Group Total Shareholder Return Amount	210.97	146.36	114.23	134.55
Net Income (Loss)	$ 1,968,000,000	$ 13,219,000,000	$ 3,231,000,000	$ 2,303,000,000
Company Selected Measure Amount	5.49	4.44	3.64	3.01
PEO Name	S. L. Karsanbhai
Additional 402(v) Disclosure	(3) For each fiscal year, includes the cumulative TSR of the Company since September 30, 2020 and the S&P 500 Capital Goods Index calculated in a manner consistent with our stock performance graph in our Annual Report to Shareholders, assuming $100 invested on September 30, 2020 in stock or index, including reinvestment of dividends.(4) For each fiscal year, consists of net earnings as disclosed in our annual financial statements, which includes the impact of discontinued operations. In 2024, GAAP net income was significantly impacted by increased amortization of intangible expense relating to recent acquisitions. In 2023, the discontinued operations impact included the significant gains from the sale of the Company’s majority interest in its Climate Technologies business and the sale of its InSinkErator business. Earnings from continuing operations for each year were: 2024-$1,618, 2023-$2,254, 2022-$1,886 and 2021-$1,414.
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EPS
Non-GAAP Measure Description	(5) Adjusted EPS is calculated as described in Appendix E, GAAP to Non-GAAP Reconciliations.
Measure:: 2
Pay vs Performance Disclosure
Name	Cumulative free cash flow
Measure:: 3
Pay vs Performance Disclosure
Name	Operating cash flow
S.L. Karsanbhai [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 20,096,283	$ 18,317,194	$ 15,178,106	$ 15,806,036
PEO Actually Paid Compensation Amount	27,577,252	29,057,107	8,202,846	21,037,695
D.N. Farr [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount				15,066,763
PEO Actually Paid Compensation Amount				30,144,401
S.L. Karsanbahi [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	20,096,283	18,317,194	15,178,106	15,806,036
PEO Actually Paid Compensation Amount	27,577,252	29,057,107	8,202,846	21,037,695
PEO | D.N. Farr [Member] | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0
PEO | D.N. Farr [Member] | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				581,917
PEO | D.N. Farr [Member] | Pension Adjustments Prior Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0
PEO | D.N. Farr [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(11,599,962)
PEO | D.N. Farr [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				15,729,328
PEO | D.N. Farr [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				4,512,346
PEO | D.N. Farr [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				4,861,164
PEO | D.N. Farr [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				992,846
PEO | S.L. Karsanbahi [Member] | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(154,000)	(11,000)	0	(16,000)
PEO | S.L. Karsanbahi [Member] | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
PEO | S.L. Karsanbahi [Member] | Pension Adjustments Prior Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
PEO | S.L. Karsanbahi [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(14,027,854)	(12,912,123)	(11,060,131)	(12,651,359)
PEO | S.L. Karsanbahi [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	16,176,553	14,327,521	8,038,447	15,000,973
PEO | S.L. Karsanbahi [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,786,478	4,325,440	(3,760,581)	1,553,550
PEO | S.L. Karsanbahi [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,542,291	4,246,211	(568,314)	990,662
PEO | S.L. Karsanbahi [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	157,500	763,865	375,318	353,833
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(87,750)	(308,200)	(494,250)	(171,200)
Non-PEO NEO | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,019	83,430	156,982	84,902
Non-PEO NEO | Pension Adjustments Prior Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,667,261)	(2,271,575)	(3,015,166)	(3,920,122)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,203,287	2,548,659	2,191,408	4,955,598
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	298,352	787,787	(1,059,805)	1,494,446
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	493,379	1,468,230	(466,769)	647,294
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 25,725	$ 232,224	$ 223,617	$ 231,933